SUBSEQUENT EVENT (Details Textual) - Subsequent Event [Member] - Adaptik Corporation [Member] - USD ($) $ in Millions	Mar. 31, 2018	Feb. 07, 2018
Subsequent Event [Line Items]
Business Combination, Consideration Payable In Cash		$ 19.5
Business Combination, Contingent Consideration, Liability		$ 3.5
Business Acquisition, Percentage of Voting Interests Acquired	100.00%